Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Debt Instruments
As of March 31, 2017 and December 31, 2016, our debt consisted of the following (in millions):

	March 31,	December 31,
	2017	2016
Long-term debt
5.625% Senior Secured Notes due 2021 (“2021 Senior Notes”), net of unamortized premium of $7 and $7	$2,007	$2,007
6.25% Senior Secured Notes due 2022 (“2022 Senior Notes”)	1,000	1,000
5.625% Senior Secured Notes due 2023 (“2023 Senior Notes”), net of unamortized premium of $5 and $6	1,505	1,506
5.75% Senior Secured Notes due 2024 (“2024 Senior Notes”)	2,000	2,000
5.625% Senior Secured Notes due 2025 (“2025 Senior Notes”)	2,000	2,000
5.875% Senior Secured Notes due 2026 (“2026 Senior Notes”)	1,500	1,500
5.00% Senior Secured Notes due 2027 (“2027 Senior Notes”)	1,500	1,500
4.200% Senior Secured Notes due 2028 (“2028 Senior Notes”), net of unamortized discount of $1 and zero	1,349	—
5.00% Senior Secured Notes due 2037 (“2037 Senior Notes”)	800	—
2015 Credit Facilities	—	314
Unamortized debt issuance costs	(201)	(178)
Total long-term debt, net	13,460	11,649

Current debt
$1.2 billion Working Capital Facility (“Working Capital Facility”)	—	224
Total debt, net	$13,460	$11,873

As of December 31, 2016 and 2015, our debt consisted of the following (in thousands):

	December 31,
	2016	2015
Long-term debt
5.625% Senior Secured Notes due 2021 (“2021 Senior Notes”), net of unamortized premium of $7,181 and $8,718	$2,007,181	$2,008,718
6.25% Senior Secured Notes due 2022 (“2022 Senior Notes”)	1,000,000	1,000,000
5.625% Senior Secured Notes due 2023 (“2023 Senior Notes”), net of unamortized premium of $5,657 and $6,392	1,505,657	1,506,392
5.75% Senior Secured Notes due 2024 (“2024 Senior Notes”)	2,000,000	2,000,000
5.625% Senior Secured Notes due 2025 (“2025 Senior Notes”)	2,000,000	2,000,000
5.875% Senior Secured Notes due 2026 (“2026 Senior Notes”)	1,500,000	—
5.00% Senior Secured Notes due 2027 (“2027 Senior Notes”)	1,500,000	—
2015 Credit Facilities	314,000	845,000
Unamortized debt issuance costs (1)	(177,609)	(154,551)
Total long-term debt, net	11,649,229	9,205,559

Current debt
$1.2 billion Working Capital Facility (“Working Capital Facility”)	223,500	15,000
Total debt, net	$11,872,729	$9,220,559

(1)
Effective January 1, 2016, we adopted ASU 2015-03 and ASU 2015-15, which require debt issuance costs related to term notes to be presented in the balance sheet as a direct deduction from the debt liability, rather than as an asset, retrospectively for each reporting period presented. As a result, we reclassified $154.6 million from debt issuance costs, net to long-term debt, net as of December 31, 2015.

Schedule of Maturities of Long-term Debt
Below is a schedule of future principal payments that we are obligated to make, based on current construction schedules, on our outstanding debt at December 31, 2016 (in thousands):

Years Ending December 31,	Principal Payments
2017	$223,500
2018	—
2019	—
2020	314,000
2021	2,000,000
Thereafter	9,500,000
Total	$12,037,500

Schedule of Line of Credit Facilities
Below is a summary (in millions) of our Working Capital Facility as of March 31, 2017:

Working Capital Facility
Original facility size	$1,200
Outstanding balance	—
Letters of credit issued	377
Available commitment	$823

Interest rate	LIBOR plus 1.75% or base rate plus 0.75%
Maturity date	December 31, 2020, with various terms for underlying loans

Below is a summary of our credit facilities outstanding as of December 31, 2016 (in thousands):

	2015 Credit Facilities	Working Capital Facility
Original facility size	$4,600,000	$1,200,000
Outstanding balance	314,000	223,500
Commitments prepaid or terminated	2,643,867	—
Letters of credit issued	—	323,677
Available commitment	$1,642,133	$652,823

Interest rate	LIBOR plus 1.30% - 1.75% or base rate plus 1.75%	LIBOR plus 1.75% or base rate plus 0.75%
Maturity date	Earlier of December 31, 2020 or second anniversary of Trains 1 through 5 completion date	December 31, 2020, with various terms for underlying loans

Schedule of Interest Expense	Total interest expense consisted of the following (in millions):

	Three Months Ended March 31,
	2017	2016
Total interest cost	$186	$147
Capitalized interest	(81)	(141)
Total interest expense, net	$105	$6

Total interest expense consisted of the following (in thousands):

	Year Ended December 31,
	2016	2015	2014
Total interest cost	$648,915	$531,495	$397,949
Capitalized interest	(463,090)	(495,165)	(374,040)
Total interest expense, net	$185,825	$36,330	$23,909

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments
The following table (in millions) shows the carrying amount and estimated fair value of our debt:

	March 31, 2017		December 31, 2016
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Senior notes, net of premium or discount (1)	$12,861	$13,807	$11,513	$12,309
2037 Senior Notes (2)	800	826	—	—
Credit facilities (3)	—	—	538	538

(1)
Includes 2021 Senior Notes, 2022 Senior Notes, 2023 Senior Notes, 2024 Senior Notes, 2025 Senior Notes, 2026 Senior Notes, 2027 Senior Notes and 2028 Senior Notes. The Level 2 estimated fair value was based on quotes obtained from broker-dealers or market makers of these senior notes and other similar instruments.

(2)
The Level 3 estimated fair value was calculated based on inputs that are observable in the market or that could be derived from, or corroborated with, observable market data, including our stock price and interest rates based on debt issued by parties with comparable credit ratings to us and inputs that are not observable in the market.

(3)
Includes 2015 Credit Facilities and Working Capital Facility. The Level 3 estimated fair value approximates the principal amount because the interest rates are variable and reflective of market rates and the debt may be repaid, in full or in part, at any time without penalty.

The following table (in thousands) shows the carrying amount and estimated fair value of our debt:

	December 31, 2016		December 31, 2015
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Senior Notes, net of premium (1)	$11,512,838	$12,308,736	$8,515,110	$7,469,718
Credit facilities (2)	537,500	537,500	860,000	860,000

(1)	The Level 2 estimated fair value was based on quotes obtained from broker-dealers or market makers of the Senior Notes and other similar instruments.

(2)
Includes 2015 Credit Facilities and Working Capital Facility. The Level 3 estimated fair value approximates the principal amount because the interest rates are variable and reflective of market rates and the debt may be repaid, in full or in part, at any time without penalty.